Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related Party Transactions [Abstract]
Loan origination fees	$ 50,846	$ 36,291	$ 292,998